Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Fair ValueSchedule of Price Adjustment Shares, and the Restricted Sponsor Shares

The following table presents information about the Company’s assets and liabilities fair value at June 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs that the Company utilized to determine such fair value:

	As of June 30, 2025
	Fair value measurements using input type
	Level 1	Level 2	Total
Assets:
Cash equivalents:
Money market funds	$101,182	$—	$101,182
Commercial deposits	—	7,854	7,854
Marketable securities:
Corporate and Agency bonds	—	140,981	140,981
Treasury bills	—	24,832	24,832
US Government bonds	—	66,756	66,756
Foreign currency derivative contracts	—	3,041	3,041

Total financial assets	$101,182	$243,464	$344,646

Liabilities:
Foreign currency derivative contracts	—	(87)	(87)

Total financial liabilities	$—	$(87)	$(87)
	As of December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Total
Assets:
Cash equivalents:
Money market funds	$138,221	$—	$138,221
Commercial deposits	—	502	502
Marketable securities:
Corporate and Agency bonds	—	111,247	111,247
Treasury bills	—	969	969
US Government bonds	—	26,203	26,203
Foreign currency derivative contracts	—	553	553

Total financial assets	$138,221	$139,474	$277,695

Liabilities:
Foreign currency derivative contracts	—	(111)	(111)

Total financial liabilities	$—	$(111)	$(111)